VESSELS AND EQUIPMENT, NET - Summary of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accumulated depreciation
Depreciation	$ (35,870)	$ (35,816)
Vessels and equipment, net	2,254,727		$ 2,269,946
Vessels and equipment
Cost
Beginning balance, cost	2,467,470
Additions	0
Disposals	0
Ending balance, cost	2,467,470
Accumulated depreciation
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(209,647)
Depreciation	(32,592)
Disposals	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(242,239)
Vessels and equipment, net	2,225,231		2,257,823
Dry docks
Cost
Beginning balance, cost	32,500
Additions	20,650
Disposals	(10,000)
Ending balance, cost	43,150
Accumulated depreciation
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(20,377)
Depreciation	(3,277)
Disposals	10,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(13,654)
Vessels and equipment, net	29,496		12,123
Total
Cost
Beginning balance, cost	2,499,970
Additions	20,650
Disposals	(10,000)
Ending balance, cost	2,510,620
Accumulated depreciation
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(230,024)
Depreciation	(35,869)
Disposals	10,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(255,893)
Vessels and equipment, net	$ 2,254,727		$ 2,269,946